FHLB Advances and Other Borrowings	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Banks [Abstract]
FHLB Advances and Other Borrowings

NOTE 7 – FHLB Advances and Other Borrowings

The Company’s funding sources include Federal Home Loan Bank advances, borrowings from other third party correspondent financial institutions, issuance and sale of subordinated debt and other capital securities, and repurchase agreements. Information regarding each of these types of borrowings or other indebtedness is as follows:

	December 31,
	2012	2011
Long-term Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$51,526	$51,642
Term Loans	1,500	3,000
Junior Subordinated Debentures assumed from American Community Bancorp, Inc.	4,874	4,724
Subordinated Debentures	29,250	29,250
Capital Lease Obligation	2,322	2,358
Long-term Borrowings	89,472	90,974

Overnight Variable Rate Advances from Federal Home Loan Bank collateralized by qualifying mortgages, investment securities, and mortgage-backed securities	$48,500	$3,500
Federal Funds Purchased	5,400	—
Repurchase Agreements	17,634	36,519
Short-term Borrowings	71,534	40,019

Total Borrowings	$161,006	$130,993

Repurchase agreements, which are classified as secured borrowings, generally mature within one day of the transaction date. Repurchase agreements are reflected at the amount of cash received in connection with the transaction. The Company may be required to provide additional collateral based on the value of the underlying securities.

	2012	2011

Average Daily Balance During the Year	$19,813	$34,243
Average Interest Rate During the Year	0.23%	0.31%
Maximum Month-end Balance During the Year	$24,220	$43,514
Weighted Average Interest Rate at Year-end	0.20%	0.25%

At December 31, 2012 interest rates on the fixed rate long-term FHLB advances ranged from 0.39% to 7.22% with a weighted average rate of 2.07%. Of the $51.5 million, $30.0 million or 58% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty. The options on these advances are subject to a variety of terms including LIBOR based strike rates.

At December 31, 2011 interest rates on the fixed rate long-term FHLB advances ranged from 2.12% to 7.22% with a weighted average rate of 3.32%. Of the $51.6 million, $40.0 million or 78% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty. The options on these advances are subject to a variety of terms including LIBOR based strike rates.

The long-term borrowings shown above includes $1.5 million and $3.0 million outstanding on a term loan owed by the parent company as of December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, interest on the term loan is based upon 90-day LIBOR plus 3.00%. The term loan matures January 1, 2014. At December 31, 2011, the parent company had a $5 million line of credit with no outstanding balance. The line of credit matured September 30, 2012. Interest on the line of credit was based upon 90-day LIBOR plus 3.00% and included an unused commitment fee of 0.35%.

At December 31, 2012, the long-term borrowings shown above includes an aggregate of $29.3 million of indebtedness represented by subordinated debentures issued by the Company’s parent company in two separate transactions. A $10 million subordinated debenture issued by the parent company to another bank, bears interest based upon 90-day LIBOR plus 1.35%. This subordinated debenture matures on January 1, 2014. 20% of the subordinated debenture was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2012. 40% of the subordinated debenture was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2011. On April 30, 2009, the parent company issued $19.3 million principal amount of 8% redeemable subordinated debentures to the public. These debentures will mature in a single payment of principal on March 30, 2019. The Company has the right to redeem these debentures without penalty or premium on or after March 30, 2012 subject to prior consultation with the Federal Reserve Board. The entire principal amount of these debentures was treated as Tier 2 capital for regulatory capital purposes as of December 31, 2012 and 2011.

At December 31, 2012, scheduled principal payments on long-term borrowings, excluding the capitalized lease obligation and acquired subordinated debentures (which are discussed below) are as follows:

2013	$20,043
2014	31,539
2015	42
2016	45
2017	749
Thereafter	29,858
Total	$82,276

The Company assumed the obligations of junior subordinated debentures through the acquisition of American Community Bancorp, Inc. The junior subordinated debentures were issued to ACB Capital Trust I and ACB Capital Trust II. The trusts are wholly owned by the Company. In accordance with accounting guidelines, the trusts are not consolidated with the Company’s financials, but rather the subordinated debentures are shown as borrowings. The Company guarantees payment of distributions on the trust preferred securities issued by ACB Trust I and ACB Trust II. Interest is payable on a quarterly basis. These securities qualify as Tier 1 capital (with certain limitations) for regulatory purposes. $4,725 of the junior subordinated debentures were treated as Tier 1 capital for regulatory capital purposes as of December 31, 2012. $4,476 of the junior subordinated debentures were treated as Tier 1 capital for regulatory capital purposes as of December 31, 2011. As a result of the acquisition of American Community these liabilities were recorded at fair value at the acquisition date with the discount amortizing into interest expense over the life of the liability, ultimately accreting to the issuance amount disclosed below.

The following table summarizes the terms of each issuance:

			Carrying
	Date of	Issuance	Amount at		Rate as of	Rate as of	Maturity
	Issuance	Amount	December 31, 2012	Variable Rate	December 31, 2012	December 31, 2011	Date

ACB Trust I	5/6/2005	$5,155	$3,094	90 day LIBOR + 2.15%	2.46%	2.73%	May 2035
ACB Trust II	7/15/2005	3,093	1,780	90 day LIBOR + 1.85%	2.16%	2.35%	July 2035

See also Note 5 regarding the capital lease obligation.